Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Issued shares
Preferred stock, outstanding shares
Common stock, Authorized shares	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Issued shares	55,091,561	54,773,961
Common stock, outstanding shares	55,091,561	54,773,961